Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 23, 2010

Via EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. John Grzeskiewicz

Re:
Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of DWS Money Market Series (the “Fund”), a series of DWS Money Market Trust (the “Registrant”); (Reg. Nos. 002-78122 and 811-03495)

Ladies and Gentlemen:

We are filing today, through the EDGAR system, Post-Effective Amendment No. 48 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940.  Pursuant to Rule 461 under the Securities Act, the Registrant, together with DWS Investments Distributors, Inc., the principal underwriter of the Registrant, will request, under separate letter, an accelerated effective date of April 30, 2010.  The Prospectus and Statement of Additional Information (“SAI”) included in the Amendment are dated May 1, 2010, the anticipated date of first use.

On March 3, 2010, pursuant to Rule 485(a)(3) under the Securities Act, the Registrant filed with the Commission Post-Effective Amendment No. 47 for the principal purposes of including disclosure relating to (i) compliance with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus; and (ii) a reorganized SAI with disclosure in two components – a Part I containing fund-specific disclosure for the Fund and a Part II containing standardized disclosure for all DWS funds.

The Amendment is being filed under Rule 485(a)(3) to bring the Fund’s financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes.  Other than the sections relating to the foregoing, all of the disclosure in the Prospectus and Statement of Additional Information contained in the Amendment represent disclosure that has been previously reviewed by the Staff of the Securities and Exchange Commission.

Please call me at your earliest convenience if you have any further questions or comments.  My telephone number is (617) 295-3986.

Sincerely yours,

/s/ Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Asset Management

cc:           Thomas Hiller, Esq./Ropes & Gray LLP